LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of finance lease liabilities [Abstract]
Schedule of Carrying Values of Finance Lease Liabilities
	December 31, 2024 US$’000	December 31, 2023 US$’000
Current liabilities
Lease liabilities related to Right of Use assets	2,285	1,694

	2,285	1,694

Non-Current liabilities
Lease liabilities related to Right of Use assets	10,477	10,872

Schedule of Finance Lease Liabilities Payable
	December 31, 2024 US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	2,862	577	2,285
In more than one year, but not more than two	2,214	472	1,742
In more than two years but not more than five	5,487	955	4,532
More than five years	4,652	449	4,203

	15,215	2,453	12,762
	December 31, 2023 US$’000
	Lease liabilities related to Right of Use assets
	Minimum lease payments	Interest	Principal
Less than one year	2,221	577	1,644
In more than one year, but not more than two	2,243	498	1,745
In more than two years but not more than five	5,442	1,017	4,425
more than five years	5,400	648	4,752

	15,306	2,740	12,566